Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Sep. 23, 2019
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS VARIABLE SERIES II
CIK	dei_EntityCentralIndexKey	0000810573
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 23, 2019
Effective Date	dei_DocumentEffectiveDate	Sep. 23, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A